DIGITAL ASSETS - SECURITIZE, INC. AND SUBSIDIARIES - Narrative (Details) - Securitize, Inc. and Subsidiaries - USD ($)	Mar. 31, 2026	Dec. 31, 2025
Crypto Asset, Holding [Line Items]
Restricted digital assets	$ 3,679,836	$ 4,056,320
Restricted digital assets, current	2,059,917	2,500,102
Restricted digital assets, noncurrent	$ 1,619,919	$ 1,556,218
Minimum
Crypto Asset, Holding [Line Items]
Restricted digital assets, restriction period	1 month	1 month
Maximum
Crypto Asset, Holding [Line Items]
Restricted digital assets, restriction period	2 years	2 years